Property, Plant and Equipment - Property, Plant and Equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 23,623,000,000
Property, plant and equipment, ending balance	13,496,000,000	$ 23,623,000,000
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 11,220	$ 2,584
Discount rate used in current measurement of fair value less costs of disposal	1200.00%	1000.00%
Oil and Gas Properties
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 15,239,000,000
Property, plant and equipment, ending balance	8,423,000,000	$ 15,239,000,000
Processing, Transportation and Storage
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	50,000,000
Property, plant and equipment, ending balance	53,000,000	50,000,000
Upgrading [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,021,000,000
Property, plant and equipment, ending balance	1,134,000,000	1,021,000,000
Refining
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	6,282,000,000
Property, plant and equipment, ending balance	3,097,000,000	6,282,000,000
Retail and Other
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,031,000,000
Property, plant and equipment, ending balance	789,000,000	1,031,000,000
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	62,671,000,000	60,742,000,000
Transfers to right-of-use assets(1) (note 10)	1,640,000,000	3,459,000,000
Additions	1,000,000	10,000,000
Acquisitions	3,000,000	44,000,000
ifrs-full_EffectiveDateOfRevaluationRightofuseAssets	4,000,000	101,000,000
Intersegment transfers	0	0
Transfers from right-of-use assets(2) (note 10)	(627,000,000)	517,000,000
Intersegment transfers	(435,000,000)	(964,000,000)
Exchange adjustments	(20,000,000)	(722,000,000)
Property, plant and equipment, ending balance	63,237,000,000	62,671,000,000
Transfers to right-of-use assets		(516,000,000)
Transfers to right-of-use assets(1) (note 10)	1,640,000,000	3,459,000,000
Additions	1,000,000	10,000,000
Transfers to property, plant and equipment (note 9)	3,000,000	44,000,000
Intersegment transfers	0	0
Transfers from right-of-use assets(2) (note 10)	(627,000,000)	517,000,000
Disposals and retirements, property, plant and equipment	435,000,000	964,000,000
Cost | Oil and Gas Properties
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	46,587,000,000	44,196,000,000
Transfers to right-of-use assets(1) (note 10)	852,000,000	2,340,000,000
Additions	1,000,000	10,000,000
Acquisitions	3,000,000	44,000,000
ifrs-full_EffectiveDateOfRevaluationRightofuseAssets	4,000,000	101,000,000
Intersegment transfers	18,000,000	2,000,000
Transfers from right-of-use assets(2) (note 10)	(530,000,000)	469,000,000
Intersegment transfers	(419,000,000)	(16,000,000)
Exchange adjustments	(80,000,000)	(223,000,000)
Property, plant and equipment, ending balance	46,436,000,000	46,587,000,000
Transfers to right-of-use assets		(336,000,000)
Transfers to right-of-use assets(1) (note 10)	852,000,000	2,340,000,000
Additions	1,000,000	10,000,000
Transfers to property, plant and equipment (note 9)	3,000,000	44,000,000
Intersegment transfers	18,000,000	2,000,000
Transfers from right-of-use assets(2) (note 10)	(530,000,000)	469,000,000
Disposals and retirements, property, plant and equipment	419,000,000	16,000,000
Cost | Processing, Transportation and Storage
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	101,000,000	101,000,000
Transfers to right-of-use assets(1) (note 10)	0	2,000,000
Additions	0	0
Acquisitions	0	0
ifrs-full_EffectiveDateOfRevaluationRightofuseAssets	0	0
Intersegment transfers	41,000,000	0
Transfers from right-of-use assets(2) (note 10)	0	1,000,000
Intersegment transfers	(2,000,000)	(2,000,000)
Exchange adjustments	(3,000,000)	(1,000,000)
Property, plant and equipment, ending balance	137,000,000	101,000,000
Transfers to right-of-use assets		0
Transfers to right-of-use assets(1) (note 10)	0	2,000,000
Additions	0	0
Transfers to property, plant and equipment (note 9)	0	0
Intersegment transfers	41,000,000	0
Transfers from right-of-use assets(2) (note 10)	0	1,000,000
Disposals and retirements, property, plant and equipment	2,000,000	2,000,000
Cost | Upgrading [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,721,000,000	2,659,000,000
Transfers to right-of-use assets(1) (note 10)	216,000,000	58,000,000
Additions	0	0
Acquisitions	0	0
ifrs-full_EffectiveDateOfRevaluationRightofuseAssets	0	0
Intersegment transfers	0	0
Transfers from right-of-use assets(2) (note 10)	(13,000,000)	5,000,000
Intersegment transfers	0	(1,000,000)
Exchange adjustments	0	0
Property, plant and equipment, ending balance	2,924,000,000	2,721,000,000
Transfers to right-of-use assets		0
Transfers to right-of-use assets(1) (note 10)	216,000,000	58,000,000
Additions	0	0
Transfers to property, plant and equipment (note 9)	0	0
Intersegment transfers	0	0
Transfers from right-of-use assets(2) (note 10)	(13,000,000)	5,000,000
Disposals and retirements, property, plant and equipment	0	1,000,000
Cost | Refining
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	10,017,000,000	10,691,000,000
Transfers to right-of-use assets(1) (note 10)	502,000,000	899,000,000
Additions	0	0
Acquisitions	0	0
ifrs-full_EffectiveDateOfRevaluationRightofuseAssets	0	0
Intersegment transfers	0	27,000,000
Transfers from right-of-use assets(2) (note 10)	(51,000,000)	19,000,000
Intersegment transfers	(12,000,000)	(943,000,000)
Exchange adjustments	64,000,000	(496,000,000)
Property, plant and equipment, ending balance	10,520,000,000	10,017,000,000
Transfers to right-of-use assets		(180,000,000)
Transfers to right-of-use assets(1) (note 10)	502,000,000	899,000,000
Additions	0	0
Transfers to property, plant and equipment (note 9)	0	0
Intersegment transfers	0	27,000,000
Transfers from right-of-use assets(2) (note 10)	(51,000,000)	19,000,000
Disposals and retirements, property, plant and equipment	12,000,000	943,000,000
Cost | Retail and Other
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,245,000,000	3,095,000,000
Transfers to right-of-use assets(1) (note 10)	70,000,000	160,000,000
Additions	0	0
Acquisitions	0	0
ifrs-full_EffectiveDateOfRevaluationRightofuseAssets	0	0
Intersegment transfers	(59,000,000)	(29,000,000)
Transfers from right-of-use assets(2) (note 10)	(33,000,000)	23,000,000
Intersegment transfers	(2,000,000)	(2,000,000)
Exchange adjustments	(1,000,000)	(2,000,000)
Property, plant and equipment, ending balance	3,220,000,000	3,245,000,000
Transfers to right-of-use assets		0
Transfers to right-of-use assets(1) (note 10)	70,000,000	160,000,000
Additions	0	0
Transfers to property, plant and equipment (note 9)	0	0
Intersegment transfers	(59,000,000)	(29,000,000)
Transfers from right-of-use assets(2) (note 10)	(33,000,000)	23,000,000
Disposals and retirements, property, plant and equipment	2,000,000	2,000,000
Accumulated depletion, depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(39,048,000,000)	(34,942,000,000)
Intersegment transfers	0	0
Intersegment transfers	393,000,000	734,000,000
Exchange adjustments	5,000,000	282,000,000
Transfers to right-of-use assets(1) (note 10)	(11,091,000,000)	(5,174,000,000)
Property, plant and equipment, ending balance	(49,741,000,000)	(39,048,000,000)
Transfers to right-of-use assets		(52,000,000)
Intersegment transfers	0	0
Disposals and retirements, property, plant and equipment	(393,000,000)	(734,000,000)
Depletion, Depreciation, Amortization and Impairment, Plant and Equipment	11,091,000,000	5,174,000,000
Accumulated depletion, depreciation, amortization and impairment | Oil and Gas Properties
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(31,348,000,000)	(27,379,000,000)
Intersegment transfers	9,000,000	0
Intersegment transfers	380,000,000	8,000,000
Exchange adjustments	47,000,000	93,000,000
Transfers to right-of-use assets(1) (note 10)	(7,083,000,000)	(4,082,000,000)
Property, plant and equipment, ending balance	(38,013,000,000)	(31,348,000,000)
Transfers to right-of-use assets		(12,000,000)
Intersegment transfers	9,000,000	0
Disposals and retirements, property, plant and equipment	(380,000,000)	(8,000,000)
Depletion, Depreciation, Amortization and Impairment, Plant and Equipment	7,083,000,000	4,082,000,000
Accumulated depletion, depreciation, amortization and impairment | Processing, Transportation and Storage
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(51,000,000)	(50,000,000)
Intersegment transfers	0	0
Intersegment transfers	12,000,000	0
Exchange adjustments	1,000,000	1,000,000
Transfers to right-of-use assets(1) (note 10)	(46,000,000)	(2,000,000)
Property, plant and equipment, ending balance	(84,000,000)	(51,000,000)
Transfers to right-of-use assets		0
Intersegment transfers	0	0
Disposals and retirements, property, plant and equipment	(12,000,000)	0
Depletion, Depreciation, Amortization and Impairment, Plant and Equipment	46,000,000	2,000,000
Accumulated depletion, depreciation, amortization and impairment | Upgrading [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,700,000,000)	(1,585,000,000)
Intersegment transfers	0	0
Intersegment transfers	0	0
Exchange adjustments	0	0
Transfers to right-of-use assets(1) (note 10)	(90,000,000)	(115,000,000)
Property, plant and equipment, ending balance	(1,790,000,000)	(1,700,000,000)
Transfers to right-of-use assets		0
Intersegment transfers	0	0
Disposals and retirements, property, plant and equipment	0	0
Depletion, Depreciation, Amortization and Impairment, Plant and Equipment	90,000,000	115,000,000
Accumulated depletion, depreciation, amortization and impairment | Refining
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(3,735,000,000)	(3,933,000,000)
Intersegment transfers	0	17,000,000
Intersegment transfers	0	724,000,000
Exchange adjustments	(44,000,000)	187,000,000
Transfers to right-of-use assets(1) (note 10)	(3,644,000,000)	(736,000,000)
Property, plant and equipment, ending balance	(7,423,000,000)	(3,735,000,000)
Transfers to right-of-use assets		(40,000,000)
Intersegment transfers	0	17,000,000
Disposals and retirements, property, plant and equipment	0	(724,000,000)
Depletion, Depreciation, Amortization and Impairment, Plant and Equipment	3,644,000,000	736,000,000
Accumulated depletion, depreciation, amortization and impairment | Retail and Other
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(2,214,000,000)	(1,995,000,000)
Intersegment transfers	(9,000,000)	(17,000,000)
Intersegment transfers	1,000,000	2,000,000
Exchange adjustments	1,000,000	1,000,000
Transfers to right-of-use assets(1) (note 10)	(228,000,000)	(239,000,000)
Property, plant and equipment, ending balance	(2,431,000,000)	(2,214,000,000)
Transfers to right-of-use assets		0
Intersegment transfers	(9,000,000)	(17,000,000)
Disposals and retirements, property, plant and equipment	(1,000,000)	(2,000,000)
Depletion, Depreciation, Amortization and Impairment, Plant and Equipment	$ 228,000,000	$ 239,000,000